INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2012
Investments In and Advances To Affiliates, Schedule Of Investments [Abstract]
Schedule Of Investments In and Advances To Affiliates At Fair Value [Table Text Block]

The following table summarizes activity related to formula’s investment in affiliates:

2012

January 1, 2012	75,996
Equity in gains of affiliated	334
Purchase of additional shares	7,408
Exchange differences	806
Gain of control in an affiliated company (see Note 3(e))	(82,650)

December 31, 2012	1,894

Equity Method Investment Summarized Financial Information Assets and Liabilities [Table Text Block]
Group's share of its associates' statement of financial position based on the interests therein as of the below reporting dates:

	December 31,
	2011	2012

Current assets	20,977	1,801
Noncurrent assets *)	80,166	438
Current liabilities	15,842	276
Noncurrent liabilities	9,305	69

	75,996	1,894

Other investments	1,111	1,128

	77,107	3,022

*)	Includes balances of other intangibles and goodwill in an amount of $ 23,521 as of December 31, 2011 and includes balance of goodwill in an amount of $ 398 as of December 31, 2012.

Equity Method Investment Summarized Financial Information Income Statement [Table Text Block]
Group's share of its associates' statement of operation based on the interests therein during the periods shown below (with respect to the Group's interest in Sapiens, for the period from August 21, 2011 until January 27, 2012 only):

	Year ended December 31,
	2010	2011	2012

Revenues	6,592	18,016	5,750
Income (loss)	(1,070)	(206)	340